Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2017	Feb. 28, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 11,389		$ 12,071
Current borrowings	470		746
Non-current borrowings	$ 10,919		11,325
Credit Agreement [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		$ 3,583
Reynolds Notes, Senior Secured Notes 5.750% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.75%
Reynolds Notes, Senior Secured Notes 6.875% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.875%
Reynolds Notes, Senior Secured Notes 5.125% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.125%
Reynolds Notes, Senior Notes 8.250% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.25%
Reynolds Notes, Senior Notes 7.000% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.00%
Pactiv Notes, Debentures 8.125% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.125%
Pactiv Notes, Notes 6.400% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.40%
Pactiv Notes, Debentures 7.950% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.95%
Pactiv Notes, Debentures 8.375% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.375%
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 11,440		12,179
Gross carrying amount [member] | Securitization Facility [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	420		407
Gross carrying amount [member] | Credit Agreement [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 3,576		3,578
Gross carrying amount [member] | Reynolds Notes, Senior Secured Notes 5.750% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.75%
Total borrowings	$ 3,137		3,237
Gross carrying amount [member] | Reynolds Notes, Senior Secured Notes 6.875% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.875%
Total borrowings	$ 645		645
Gross carrying amount [member] | Reynolds Notes, Senior Secured Notes Floating Rate [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 750		750
Gross carrying amount [member] | Reynolds Notes, Senior Secured Notes 5.125% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.125%
Total borrowings	$ 1,600		1,600
Gross carrying amount [member] | Reynolds Notes, Senior Notes 8.250% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.25%
Total borrowings	$ 0		345
Gross carrying amount [member] | Reynolds Notes, Senior Notes 7.000% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.00%
Total borrowings	$ 800		800
Gross carrying amount [member] | Pactiv Notes, Debentures 8.125% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.125%
Total borrowings	$ 0		300
Gross carrying amount [member] | Pactiv Notes, Notes 6.400% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.40%
Total borrowings	$ 16		16
Gross carrying amount [member] | Pactiv Notes, Debentures 7.950% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.95%
Total borrowings	$ 276		276
Gross carrying amount [member] | Pactiv Notes, Debentures 8.375% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.375%
Total borrowings	$ 200		200
Gross carrying amount [member] | Related Party Borrowing [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	0		1
Gross carrying amount [member] | Other Borrowing [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	20		24
Transaction Cost [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	(77)		(136)
Embedded Derivatives [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	32		40
Original Issue Discounts, Net Of Premiums [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ (6)		$ (12)